The RBB Fund, Inc.

615 East Michigan Street

Milwaukee, Wisconsin 53202

February 9, 2017

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             The RBB Fund, Inc. (the “Company”)

File Nos.: 033-20827 and 811-05518

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company is Post-Effective Amendment No.  211 to the Company’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 213 under the 1940 Act)( the “Amendment”) for the purpose of amending disclosure related to sales charge variations for the Class A Shares and registering a new class — Class T Shares — on behalf of the Abbey Capital Futures Strategy Fund, a series of the Company.

Because we believe this filing does not include any other material changes, apart from the references to the Class A Shares and Class T Shares in the sections of the Prospectus entitled “Summary Section,” “More Information About Management of the Fund — Investment Adviser,” “Shareholder Information — Pricing of Fund Shares,” “Shareholder Information — Sales Charges,” “Shareholder Information — Purchase of Fund Shares,” “Shareholder Information — Exchange Privilege,”  “Shareholder Information — Distribution Arrangements,”  and “Financial Highlights,” and the addition of Appendix A to the Prospectus which discuses sales charge waivers, and the sections in the Statement of Additional Information entitled “Investment Advisory and Other Services — Investment Adviser,” “Distribution Agreement and Plan of Distribution,”  and “Purchase and Redemption Information,” we request that the Staff provide a review limited only to the changes noted.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing would be effective on April 10, 2017.  At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5366.

Very truly yours,

/s/ Edward Paz
Edward Paz

Assistant Secretary

Enclosures

cc:                                James Shaw, The RBB Fund, Inc.

Peter Carney, Abbey Capital Limited

Jillian Bosmann, Drinker Biddle & Reath LLP